Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 1,216,223	$ 175,173	¥ 990,649	¥ 748,680
Adjustments to reconcile net income to net cash from operating activities:
Depreciation of property and equipment	65,246	9,397	51,337	35,084
Amortization of intangible assets	4,558	656	5,247	6,053
Loss on disposal of property and equipment	227	33	570	163
Provision for doubtful accounts	2,303	332	2,179	42
(Earnings)/loss from equity method investments	6,638	956	(102)	0
Fair value change of short-term investments	(5,883)	(847)	0	0
Write-down of inventories and prepayment for vehicle purchase cost	50,190	7,229	0	0
Share-based compensation	195,393	28,142	107,945	56,666
Deferred income taxes	(103,800)	(14,950)	(6,475)	5,334
Changes in operating assets and liabilities:
Accounts receivable	(132,771)	(19,123)	(340,940)	(271,025)
Amounts due from related parties, current	(18,806)	(2,709)	(1,645)	0
Prepaid expenses and other current assets	(77,587)	(11,175)	(264,391)	(60,528)
Inventories	4,418	636	(111,667)	0
Restricted cash	51,772	7,457	(61,091)	0
Amounts due from related parties, non-current	(809)	(116)	0	0
Other non-current assets	(12,090)	(1,741)	(1,965)	(12,936)
Accrued expenses and other payables	308,861	44,484	316,714	201,421
Advance from customers	48,668	7,010	(15,316)	40,190
Notes payable	(143,880)	(20,723)	174,943	0
Deferred revenue	139,656	20,115	433,690	225,557
Income tax payable	31,802	4,580	150,210	54,559
Amounts due to related parties	(6,814)	(981)	23,411	(534)
Other liabilities	2,381	343	8,538	(4,983)
Net cash generated from operating activities	1,625,896	234,178	1,461,841	1,023,743
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(88,837)	(12,796)	(89,161)	(42,718)
Proceeds from disposal of property and equipment	539	78	595	1,084
Acquisition of intangible assets	0	0	0	(108)
Purchase of long-term investments	(17,000)	(2,449)	(124,000)	0
Purchase of short-term investments	(4,212,594)	(606,740)	(3,715,074)	(2,155,360)
Maturity of short-term investments	3,802,986	547,744	3,519,983	437,585
Net cash used in investing activities	(514,906)	(74,163)	(407,657)	(1,759,517)
CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in restricted cash	0	0	0	245,000
Repayment of short-term debt	0	0	0	(2,358)
Net proceeds from the initial public offering ("IPO") and follow-on offering of ADSs	0	0	0	603,980
Payments of offering cost for IPO	0	0	0	(11,998)
Payments for repurchase of common stock	0	0	0	(227,015)
Proceeds from exercise of share options	25,420	3,661	30,200	39,787
Capital injection from noncontrolling interests shareholder	2,500	360	0	0
Net cash generated from financing activities	27,920	4,021	30,200	647,396
Effect of exchange rate changes on cash and cash equivalents	2,354	340	13,847	4,181
Net (decrease)/increase in cash and cash equivalents	1,141,264	164,376	1,098,231	(84,197)
Cash and cash equivalents at beginning of year	2,152,647	310,046	1,054,416	1,138,613
Cash and cash equivalents at end of year	3,293,911	474,422	2,152,647	1,054,416
Supplemental disclosures of cash flow information:
Income taxes paid	102,443	14,755	133,265	137,826
Purchase of fixed assets included in accrued expenses and other payables	¥ 12,200	$ 1,757	¥ 2,612	¥ 10,598